DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Financial assets measured at amortized cost		$ 355,915,568	$ 357,298,924
Financial assets pledged as security		217,681,095	188,348,377
Other Financial Assets at Amortized Cost [Member]
Current [Abstract]
Financial assets measured at amortized cost		355,915,568	357,298,924
Fixed Term Deposits in Foreign Currency [Member]
Current [Abstract]
Financial assets measured at amortized cost	[1]	355,915,568	316,551,696
Other Time Deposits [Member]
Current [Abstract]
Financial assets measured at amortized cost		$ 0	$ 40,747,228

[1]	As of December, 31, 2025 and 2024, Ps. 217,681,095 and 188,348,377, respectively , were pledged as security for bank loans.